Share-based payment plans - Movements in number and WAEP (Details) - $ / shares	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of units outstanding at January 1,	5,687,367	5,771,960	5,983,452
Number of units granted during the year	1,076,000	252,000	312,000
Number of units forfeited during the year	(139,722)	(207,265)	(452,992)
Number of units exercised during the year	(94,008)	(24,828)	0
Number of units expired during the year	(1,296,200)	104,500	(70,500)
Number of units outstanding at period end	5,233,437	5,687,367	5,771,960
Number of units exercisable at period end	3,977,831	5,180,701	5,114,422
WAEP of units outstanding at January 1, (in usd per unit)	$ 3.41	$ 3.46	$ 3.50
WAEP of units granted during the year (in usd per unit)	1.55	1.51	0.89
WAEP of units forfeited during the year (in usd per unit)	1.85	1.84	2.56
WAEP of units exercised during the year (in usd per unit)	1.47	1.29	0
WAEP of units expired during the year (in usd per unit)	8.35	5.21	1.34
WAEP of units outstanding at period end (in usd per unit)	1.73	3.41	3.46
WAEP of units exercisable at period end (in usd per unit)	1.79	3.45	3.55
Weighted average share price of options at exercise date (in usd per option)	1.78	1.72
Bottom of range
Disclosure of terms and conditions of share-based payment arrangement [line items]
Range of exercise prices (in usd per unit)	0.89	0.89	0.89
Top of range
Disclosure of terms and conditions of share-based payment arrangement [line items]
Range of exercise prices (in usd per unit)	$ 3.31	$ 8.50	$ 8.50
Warrants | Consultants considered equivalent to employees
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of units outstanding at January 1,	155,500	177,500
Number of units outstanding at period end	203,000	155,500	177,500
Number of units exercisable at period end	165,667	155,500	160,833
WAEP of units outstanding at January 1, (in usd per unit)	$ 2.30	$ 2.70
WAEP of units outstanding at period end (in usd per unit)	1.79	2.30	$ 2.70
WAEP of units exercisable at period end (in usd per unit)	$ 1.72	$ 2.30	$ 2.84